PERSONNEL EXPENSES (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Analysis of income and expense [abstract]
Salaries and wages	$ 370	$ 339
Share-based compensation expense (Note 26)	$ 28	$ 66